Net Income (Loss) per Common Unit (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Net Income (Loss) per Common Unit
The following table provides a reconciliation of net income and the allocation of net income to the common units, the subordinated units, the general partner units and IDRs for purposes of computing net income (loss) per unit (in millions, except per unit data).

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units	IDR
Three Months Ended March 31, 2018
Net income	$335
Declared distributions	278	192	—	74	6	6
Assumed allocation of undistributed net income (1)	$57	40	—	16	1	—
Assumed allocation of net income		$232	$—	$90	$7	$6

Weighted average units outstanding		348.6	—	135.4
Net income per unit (2)		$0.67		$0.67

Three Months Ended March 31, 2017
Net income	$47
Declared distributions	25	24	—	—	1	—
Amortization of beneficial conversion feature of Class B units	—	(70)	235	(165)	—	—
Assumed allocation of undistributed net income	$22	—	—	22	—	—
Assumed allocation of net income		$(46)	$235	$(143)	$1	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.80)		$(1.06)

(1)
Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).

(2)	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.